Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Fair Value Measurements (Textual) [Abstract]
Total notional principal amount	$ 100.0
Weighted average fixed interest rate of contracts	2.50%
Weighted average remaining life of contracts	1.4 Years
Interest rate swap contracts included in Accounts Payable	3.1
Unrealized gain (loss) on settlements of interest rate swap contract	3.0	(3.8)
Realized loss on settlements of interest rate swap contract	$ 7.5	$ 3.9